Note 1 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	06-30-2016	12-31-2015 (1)
Weighted-average expected life (years)	6.25	—
Expected volatility rates	60.6%	—
Expected dividend yield	—	—
Risk-free interest rate	0.01%	—
Weighted-average exercise price (€)	3.22	—
Weighted-average fair value of options granted during the year (€)	1.67	—